Impairment of Assets	12 Months Ended
Dec. 31, 2023
Impairment of Assets [Abstract]
Impairment of assets

Note 34. Impairment of assets

Note 34.1. Financial assets

No impairment on financial assets were identified at December 31, 2023 and at December 31, 2022, except on trade receivables and other account receivables (Note 8).

Note 34.2. Non-financial assets

December 31, 2023

The carrying amount of the groups of cash-generating units is made of goodwill, property, plant and equipment, investment properties, other intangible assets, working capital items, the value of the equity of the subsidiaries domiciled in Colombia, Uruguay and Argentina, and its goodwill acquired through business combinations.

For the purposes of impairment testing, the goodwill obtained through business combinations, trademarks and the rights to exploit trade premises with indefinite useful lives were allocated to the following groups of cash-generating units:

	Groups of cash-generating units
	Éxito	Carulla	Surtimax	Súper Ínter	Surtimayorista	Taeq	Uruguay	Argentina	Total
Goodwill (Note 17)	90,674	856,495	37,402	464,332	4,174	-	1,441,256	186,289	3,080,622
Trademarks with indefinite useful life (Note 16)	-	-	17,427	63,704	-	5,296	115,020	49,432	250,879
Rights with indefinite useful life (Note 16)	17,720	2,771	-	-	-	-	-	2,894	23,385

Although the commercial premises assigned to the Surtimayorista cash generating unit do not have goodwill acquired through business combinations, this value assigned for purposes of the impairment test is the result of the conversion of stores from the Surtimax format to this new format; the goodwill assigned to the commercial premises of the Surtimax cash generating unit comes from the business combination carried out in 2007 as a result of the merger with Carulla Vivero S.A.

The method used in the impairment test was the value in use due to the difficulty of finding an active market to establish the fair value of these intangible assets.

The recoverable amount of the cash generating units in Colombia and Uruguay was determined as their value in use.

The value in use was estimated based on the expected cash flows as forecasted by management over a five-year period, on the grounds of the price growth rate in Colombia and Uruguay (Consumer Price Index - CPI), trend analyses based on past results, expansion plans, strategic projects to increase sales, and optimization plans.

The perpetuity growth rate used is 3.6% for Colombia and 5.4% for Uruguay corresponding to the long-term inflation expectation for each country. These dates suppose real growth rate of 0% for cash flows beyond the five-year period. For the Éxito Group, this is a conservative approach that reflects the ordinary growth expected for the industry in absence of unexpected factors that might have an effect on growth.

The tax rate included in the forecast of cash flows is the rate at which it expects to pay its taxes during the next years. The tax rate used in the projection of cash flows of the Éxito, Carulla, Surtimax, Súper Ínter and Surtimayorista cash-generating units was 35% for 2024 onwards, which is the enacted rate in Colombia as at December 31, 2023.

For goodwill allocated to the Uruguayan cash-generating unit, the tax rate used was 25%.

Expected cash flows were discounted at the weighted average cost of capital (WACC) using a market indebtedness structure for the type of industry where Éxito Group operates, which was 13.2% for 2023, 10.7% for 2024, 9.7% for 2025, 9.0% for 2026, 8.1% for 2027 and 8.1% for 2028 onwards.

The WACC used to discount the cash flows of the Uruguayan cash-generating unit was 9.2% for 2023, 10.1% for 2024, 10.7% for 2025, 9.8% for 2026, 9.5% for 2027 and 9.5% for 2028 onwards.

The budgeted average Ebitda growth rate for the next five years is 10.3% for Colombia, 7.6% for Uruguay, and 94.6% for Argentina, in local currency.

The variables that have the greater impact on the determination of the value in use of the cash-generating units are the discount rate and the perpetual growth rate. These variables are defined as follows:

(a)	Growth rate in perpetuity: Nominal growth rates in perpetuity are the long-term inflation expectations for the relevant country, i.e. a real growth rate of zero. A decrease in real growth rates to below zero is not considered reasonably possible given cash flows are expected to increase at least in line with inflation, and up to 1% above inflation.

(b)	Discount rate: The estimation of the discount rate is based on an analysis of the market indebtedness for Almacenes Éxito S.A.; a change is deemed reasonable if the discount rate would increase by 1%, in which event no impairment in the value of the groups of cash-generating units would arise.

Impairment of property, plant and equipment is the carrying amount that exceeds the recoverable amount; in turn, the recoverable amount is the higher of value in use and fair value less costs of sell. The method used to calculate the recoverable value was the income approach (value in use) due to its adequate approximation to the recoverable value of these. As a result of the test, there was an impairment in the value of the property, plant and equipment from Uruguayan subsidiary in the amount of $2,903 and in the right of use with the same subsidiary in the amount of $1,038. Additionally, there was a reversal of impairment of value in the property of the Uruguayan subsidiary of $1,188. The impairment was properly accounted for and charged to income for the period.

The method used in the impairment test for investment properties was the income approach due to its adequate approximation to the fair value of these properties. As a result of the test, there was an impairment in the value of the Viva Palmas property in the amount of $698. The impairment was properly accounted for and charged to income for the period.

The recoverable amount of the Argentina group of cash generating units was determined as the fair value less costs of disposal of its real estate portfolio.

This was estimated based on the appraisals performed by an independent appraiser on all the properties owned by the subsidiary in Argentina, minus the total liabilities, plus cash of Libertad S.A. as of December 31, 2023, excluding non-monetary and intercompany items. The cost of disposal is an estimated brokerage commission on the sale of real estate equivalent to 3% of the total amount of the property values. The main variables used in the appraisals are the real estate index in Argentina and the exposure to foreign exchange (USD more specifically). A decrease of 45% in the fair value less costs to sell would trigger an impairment charge.

Except for the above, there is no impairment in the carrying value of the cash generating units.

December 31, 2022

The carrying amount of the groups of cash-generating units is made of property, plant and equipment, investment properties, other intangible assets other than goodwill, net working capital items and the goodwill and intangible assets acquired through business combinations.

For the purposes of impairment testing, the goodwill obtained through business combinations, trademarks and the rights to exploit trade premises with indefinite useful lives were allocated to the following groups of cash-generating units:

	Groups of cash-generating units
	Éxito	Carulla	Surtimax	Súper Ínter	Surtimayorista	Uruguay	Argentina	Total
Goodwill (Note 17)	90,674	856,495	37,402	464,332	4,174	1,690,339	340,887	3,484,303
Trademarks with indefinite useful life (Note 16)	-	-	17,427	63,704	-	128,103	90,454	299,688
Rights with indefinite useful life (Note 16)	17,720	2,771	-	-	-	-	4,212	24,703

Although the commercial premises assigned to the Surtimayorista cash generating unit do not have goodwill acquired through business combinations, this value assigned for purposes of the impairment test is the result of the conversion of stores from the Surtimax format to this new format; the goodwill assigned to the commercial premises of the Surtimax cash generating unit comes from the business combination carried out in 2007 as a result of the merger with Carulla Vivero S.A.

The method used in the impairment test was the value in use due to the difficulty of finding an active market to establish the fair value of these intangible assets.

The recoverable amount of the cash generating units in Colombia and Uruguay was determined as their value in use.

The value in use was estimated based on the expected cash flows as forecasted by Company management over a five-year period, on the grounds of the price growth rate in Colombia and Uruguay (Consumer Price Index - CPI), trend analyses based on past results, expansion plans, strategic projects to increase sales, and optimization plans.

The perpetuity growth rate used is 3.7% for Colombia and 5.4% for Uruguay corresponding to the long-term inflation expectation for each country. These dates suppose real growth rate of 0% for cash flows beyond the five-year period. For the Éxito Group, this is a conservative approach that reflects the ordinary growth expected for the industry in absence of unexpected factors that might have an effect on growth.

The tax rate included in the forecast of cash flows is the rate at which Almacenes Éxito S.A. expects to pay its taxes during the next years. The tax rate used in the projection of cash flows of the Éxito, Carulla, Surtimax, Súper Ínter and Surtimayorista cash-generating units was 35% for 2023 onwards, which is the enacted rate in Colombia as at December 31, 2022.

For goodwill allocated to the Uruguayan cash-generating unit, the tax rate used was 25%.

Expected cash flows were discounted at the weighted average cost of capital (WACC) using a market indebtedness structure for the type of industry where Éxito Group operates, which was 10.40% for 2022, 9.5% for 2023, 9.3% for 2024, 8.3% for 2025, 7.5% for 2026 and 7.4% for 2027 onwards.

The WACC used to discount the cash flows of the Uruguayan cash-generating unit was 8.2% for 2022, 9.1% for 2023, 9.8% for 2024, 9.3% for 2025, 9.3% for 2026 and 9.2% for 2027 onwards.

The budgeted average Ebitda growth rate for the next five years is 8.0% for Colombia, 8.2% for Uruguay, and 76.9% for Argentina, in local currency.

The variables that have the greater impact on the determination of the value in use of the cash-generating units are the discount rate and the perpetual growth rate. These variables are defined as follows:

(a)	Growth rate in perpetuity: Nominal growth rates in perpetuity are the long-term inflation expectations for the relevant country, i.e. a real growth rate of zero. A decrease in real growth rates to below zero is not considered reasonably possible given cash flows are expected to increase at least in line with inflation, and up to 1% above inflation.

(b)	Discount rate: The estimation of the discount rate is based on an analysis of the market indebtedness for Almacenes Éxito S.A.; a change is deemed reasonable if the discount rate would increase by 1%, in which event no impairment in the value of the groups of cash-generating units would arise.

Impairment of property, plant and equipment is the carrying amount that exceeds the recoverable amount; in turn, the recoverable amount is the higher of value in use and fair value less costs to sell. The method used to calculate the recoverable value was the income approach (value in use) due to its adequate approximation to the recoverable value of these.

As a result of the observation of signs of impairment and the application of this test, impairment of value was presented in part of the property Viva Calle 80 for $241 and the property of the subsidiary Grupo Disco del Uruguay S.A. for $1,403, on the other hand, there was a reversal of impairment of value in the properties of the subsidiary Mercados Devoto S.A. for $2,786 and Carulla Palmas for $17.

The method used in the impairment test for investment properties was the income approach due to its adequate approximation to the fair value of these properties.

As a result of this test, there was an impairment of value of the improvements in Centro Comercial Viva Suba for $530 and reversal of impairment of value in the Viva Sincelejo for $1,546 and Viva Palmas property for $860. The impairment was properly accounted for and charged to the results of the period.

The recoverable amount of the Argentina group of cash generating units was determined as the fair value less costs of disposal of its real estate portfolio.

This was estimated based on the appraisals performed by an independent appraiser on all the properties owned by the subsidiary in Argentina, minus the total liabilities, plus cash of Libertad S.A. as of December 31, 2022, excluding non-monetary and intercompany items. The cost of disposal is an estimated brokerage commission on the sale of real estate equivalent to 3% of the total amount of the property values. The main variables used in the appraisals are the real estate index in Argentina and the exposure to foreign exchange (USD more specifically). A decrease of 11% in the fair value less costs to sell would trigger an impairment charge.

Except for the above, there is no impairment in the carrying value of the cash generating units.